General_Noncontrolling interests (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Woori Investment Bank
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period	₩ 130,088	₩ 119,111
Net income attributable to non-controlling interests	10,262	8,370	₩ 9,990
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period	68,250	64,877
Net income attributable to non-controlling interests	8,126	8,882	6,383
Dividends to non-controlling interests	2,082	1,513	1,242
Wealth Development Bank
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period	16,557	16,778
Net income attributable to non-controlling interests	₩ 39	₩ 648	₩ 611